Nuveen Preferred and Income Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 151.1%   (99.6% of Total Investments)
X 65,005,429 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 77.2% (50.9% of Total Investments)
X 65,005,429
Automobiles - 2.1%
$ 695 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 590,750
1,479 General Motors Financial Co Inc 5.750% N/A (3) BB+ 1,212,632
2,174 Total Automobiles 1,803,382
Banks - 26.0%
685 Bank of America Corp 6.500% N/A (3) BBB+ 679,863
240 Bank of America Corp 6.100% N/A (3) BBB+ 231,600
550 Bank of America Corp 6.250% N/A (3) BBB+ 535,391
730 Bank of America Corp 6.300% N/A (3) BBB+ 711,794
440 Bank of America Corp 4.375% N/A (3) BBB+ 353,100
1,337 Citigroup Inc 5.950% N/A (3) BBB- 1,210,225
1,455 Citigroup Inc 6.300% N/A (3) BBB- 1,356,788
900 Citigroup Inc 6.250% N/A (3) BBB- 868,590
420 Citigroup Inc 4.150% N/A (3) BBB- 328,060
444 Citizens Financial Group Inc 6.375% N/A (3) BB+ 404,819
880 CoBank ACB 6.450% N/A (3) BBB+ 853,606
833 CoBank ACB 6.250% N/A (3) BBB+ 795,515
200 Fifth Third Bancorp 4.500% N/A (3) Baa3 183,467
475 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (4)
7.265% N/A (3) BB- 469,656
775 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 704,356
420 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 411,209
1,500 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 1,381,950
1,990 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 1,990,000
315 KeyCorp 5.000% N/A (3) Baa3 275,894
220 M&T Bank Corp 3.500% N/A (3) Baa2 162,993
345 M&T Bank Corp 6.450% N/A (3) Baa2 333,029
220 M&T Bank Corp 5.125% N/A (3) Baa2 191,770
266 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 227,754
170 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 161,024
485 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 361,931
420 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 389,550
310 Regions Financial Corp 5.750% N/A (3) Baa3 300,700
120 SVB Financial Group 4.100% N/A (3) Baa2 73,768
180 SVB Financial Group 4.700% N/A (3) Baa2 120,150
235 SVB Financial Group 4.000% N/A (3) Baa2 164,452
375 Truist Financial Corp 5.100% N/A (3) Baa2 328,153
1,475 Truist Financial Corp 4.800% N/A (3) Baa2 1,324,181
525 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (4)
6.395% N/A (3) Baa2 509,250
805 Wells Fargo & Co 7.950% 11/15/29 Baa1 881,455
885 Wells Fargo & Co 5.900% N/A (3) Baa2 802,584
1,130 Wells Fargo & Co 5.875% N/A (3) Baa2 1,084,800
355 Zions Bancorp NA 7.200% N/A (3) BB+ 356,775
355 Zions Bancorp NA 5.800% N/A (3) BB+ 335,475
23,465 Total Banks 21,855,677
Capital Markets - 3.8%
205 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 196,288
1,080 Charles Schwab Corp/The 5.375% N/A (3) BBB 1,054,350
360 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 282,600
1,008 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 957,056

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 709 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- $ 666,240
3,362 Total Capital Markets 3,156,534
Consumer Finance - 2.3%
475 Ally Financial Inc 4.700% N/A (3) Ba2 319,438
625 Ally Financial Inc 4.700% N/A (3) Ba2 453,125
435 American Express Co 3.550% N/A (3) Baa2 335,494
500 Capital One Financial Corp 3.950% N/A (3) Baa3 374,020
335 Discover Financial Services 6.125% N/A (3) Ba2 321,834
145 Discover Financial Services 5.500% N/A (3) Ba2 112,099
2,515 Total Consumer Finance 1,916,010
Diversified Financial Services - 4.7%
305 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 279,075
425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 361,250
250 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 220,625
2 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 1,980,000
630 Equitable Holdings Inc 4.950% N/A (3) BBB- 585,900
560 Voya Financial Inc 6.125% N/A (3) BBB- 546,000
2,172 Total Diversified Financial Services 3,972,850
Electric Utilities - 2.7%
345 American Electric Power Co Inc 3.875% 2/15/62 BBB 264,909
370 Edison International 5.000% N/A (3) BB+ 299,700
160 Edison International 5.375% N/A (3) BB+ 130,544
270 Electricite de France SA, 144A 5.250% N/A (3) BBB- 253,874
1,125 Emera Inc 6.750% 6/15/76 BB+ 1,048,637
305 Southern Co 4.000% 1/15/51 BBB- 265,195
2,575 Total Electric Utilities 2,262,859
Food Products - 6.1%
2,005 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,864,652
620 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 576,600
1,275 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 1,176,187
1,550 Land O' Lakes Inc, 144A 8.000% N/A (3) BB 1,530,625
5,450 Total Food Products 5,148,064
Independent Power And Renewable Electricity Producers - 0.4%
245 AES Andes SA, 144A 6.350% 10/07/79 BB 199,051
195 Vistra Corp, 144A 7.000% N/A (3) Ba3 172,498
440 Total Independent Power And Renewable Electricity Producers 371,549
Independent Power Producers & Energy Traders - 0.6%
355 AES Andes SA, 144A 7.125% 3/26/79 BB 291,360
200 Vistra Corp, 144A 8.000% N/A (3) Ba3 190,000
555 Total Independent Power Producers & Energy Traders 481,360
Industrial Conglomerates - 1.5%
1,307 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
6.623% N/A (3) BBB- 1,259,621
Insurance - 15.4%
280 Aegon NV 5.500% 4/11/48 Baa1 247,520
260 American International Group Inc 5.750% 4/01/48 BBB- 232,370
1,490 Assurant Inc 7.000% 3/27/48 Baa3 1,418,391
3,390 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 3,084,900
440 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 356,400

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 220 Enstar Finance LLC 5.750% 9/01/40 BBB- $ 195,004
375 Enstar Finance LLC 5.500% 1/15/42 BBB- 294,652
225 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 198,000
845 Markel Corp 6.000% N/A (3) BBB- 809,042
900 MetLife Inc, 144A 9.250% 4/08/38 BBB 1,033,179
205 MetLife Inc 5.875% N/A (3) BBB 183,893
450 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 367,562
750 Provident Financing Trust I 7.405% 3/15/38 BB+ 772,500
200 Prudential Financial Inc 5.125% 3/01/52 BBB+ 170,534
125 Prudential Financial Inc 3.700% 10/01/50 BBB+ 97,164
840 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 835,684
268 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 257,928
940 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 855,732
740 SBL Holdings Inc, 144A 6.500% N/A (3) BB 558,700
1,290 SBL Holdings Inc, 144A 7.000% N/A (3) BB 1,038,450
14,233 Total Insurance 13,007,605
Media - 0.3%
295 Paramount Global 6.375% 3/30/62 Baa3 249,399
Multi-Utilities - 2.5%
295 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 237,541
840 CenterPoint Energy Inc 6.125% N/A (3) BBB- 788,914
75 CMS Energy Corp 4.750% 6/01/50 BBB- 62,184
304 NiSource Inc 5.650% N/A (3) BBB- 279,680
475 Sempra Energy 4.125% 4/01/52 BBB- 357,438
440 Sempra Energy 4.875% N/A (3) BBB- 399,668
2,429 Total Multi-Utilities 2,125,425
Oil, Gas & Consumable Fuels - 2.8%
220 Enbridge Inc 5.500% 7/15/77 BBB- 188,782
410 Enbridge Inc 7.625% 1/15/83 BBB- 394,243
630 Enbridge Inc 5.750% 7/15/80 BBB- 556,674
155 Enbridge Inc 6.000% 1/15/77 BBB- 139,475
295 Energy Transfer LP 6.500% N/A (3) BB 253,700
60 Energy Transfer LP 7.125% N/A (3) BB 49,762
300 MPLX LP 6.875% N/A (3) BB+ 292,500
298 Transcanada Trust 5.500% 9/15/79 BBB 249,575
300 Transcanada Trust 5.600% 3/07/82 BBB 256,875
2,668 Total Oil, Gas & Consumable Fuels 2,381,586
Trading Companies & Distributors - 3.7%
2,600 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 2,372,500
255 AerCap Holdings NV 5.875% 10/10/79 BB+ 229,423
580 Air Lease Corp 4.650% N/A (3) BB+ 483,373
3,435 Total Trading Companies & Distributors 3,085,296
U.S. Agency - 1.3%
615 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 539,119
640 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 572,093
1,255 Total U.S. Agency 1,111,212
Wireless Telecommunication Services - 1.0%
860 Vodafone Group PLC 7.000% 4/04/79 BB+ 817,000
$ 69,190 Total $1,000 Par (or similar) Institutional Preferred (cost $72,140,349) 65,005,429

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPT
Principal
Amount (000) Description (1) ,(5) Coupon Maturity Ratings (2) Value
X 39,258,443 CONTINGENT CAPITAL SECURITIES - 46.6% (30.7% of Total Investments)
X 39,258,443
Banks - 33.8%
$ 1,555 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 $ 1,389,020
740 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 577,619
1,600 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 1,515,421
1,900 Barclays PLC 7.750% N/A (3) BBB- 1,788,376
1,000 Barclays PLC 6.125% N/A (3) BBB- 867,500
375 Barclays PLC 8.000% N/A (3) BBB- 335,945
745 Barclays PLC 8.000% N/A (3) BBB- 701,006
2,880 BNP Paribas SA, 144A 6.625% N/A (3) BBB 2,695,369
320 BNP Paribas SA, 144A 7.750% N/A (3) BBB 301,707
2,035 Credit Agricole SA, 144A 8.125% N/A (3) BBB 2,024,825
1,950 HSBC Holdings PLC 6.000% N/A (3) BBB 1,579,890
2,730 HSBC Holdings PLC 6.375% N/A (3) BBB 2,429,700
285 ING Groep NV , Reg S 6.750% N/A (3) BBB 269,681
2,545 ING Groep NV 6.500% N/A (3) BBB 2,316,207
3,200 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 2,968,000
580 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 493,360
2,080 NatWest Group PLC 6.000% N/A (3) Baa3 1,850,992
200 NatWest Group PLC 8.000% N/A (3) BBB- 188,510
680 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 640,543
2,200 Societe Generale SA, 144A 7.875% N/A (3) BB+ 2,141,945
565 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 514,699
545 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 358,298
550 UniCredit SpA , Reg S 8.000% N/A (3) BB- 513,563
31,260 Total Banks 28,462,176
Capital Markets - 12.8%
3,200 Credit Suisse Group AG, 144A 7.500% N/A (3) BB- 2,895,942
340 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 323,043
1,000 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 745,607
2,000 Deutsche Bank AG 6.000% N/A (3) Ba2 1,564,580
3,475 UBS Group AG , Reg S 6.875% N/A (3) BBB 3,293,980
2,040 UBS Group AG, 144A 7.000% N/A (3) BBB 1,973,115
12,055 Total Capital Markets 10,796,267
$ 43,315 Total Contingent Capital Securities (cost $44,641,890) 39,258,443
Shares Description (1) Coupon Ratings (2) Value
X 21,002,678 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 25.0% (16.5% of Total Investments)
X 21,002,678
Banks - 6.6%
4,740 CoBank ACB 6.200% BBB+ $ 474,000
15,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 1,481,250
19,366 Fifth Third Bancorp 6.625% Baa3 488,410
8,100 KeyCorp 6.125% Baa3 189,054
43,000 KeyCorp 6.200% Baa3 1,048,340
21,268 Regions Financial Corp 6.375% Baa3 525,319
10,600 Regions Financial Corp 5.700% Baa3 220,692
13,258 Synovus Financial Corp 5.875% BB- 293,002
16,400 Wells Fargo & Co 4.750% Baa2 295,200
7,900 Western Alliance Bancorp 4.250% Ba1 158,000
15,308 Wintrust Financial Corp 6.875% BB 387,752
Total Banks 5,561,019
Capital Markets - 2.9%
5,577 Goldman Sachs Group Inc/The 5.500% BB+ 137,250
33,800 Morgan Stanley 5.850% BBB- 774,358
19,451 Morgan Stanley 6.875% BBB- 486,664
11,600 Morgan Stanley 6.500% BBB- 287,680
16,433 Morgan Stanley 6.375% BBB- 399,157

Shares   Description (1) Coupon Ratings (2) Value
Capital Markets (continued)
12,974 Morgan Stanley 7.125% BBB- $ 324,999
Total Capital Markets 2,410,108
Consumer Finance - 0.2%
11,900 Synchrony Financial 5.625% BB- 201,943
Diversified Financial Services - 2.8%
12,213 AgriBank FCB 6.875% BBB+ 1,212,140
18,500 Equitable Holdings Inc 5.250% BBB- 344,470
35,623 Voya Financial Inc 5.350% BBB- 754,852
Total Diversified Financial Services 2,311,462
Diversified Telecommunication Services - 0.2%
8,700 AT&T Inc 4.750% BBB- 150,684
Food Products - 2.2%
31,132 CHS Inc 6.750% N/R 760,555
31,207 CHS Inc 7.100% N/R 781,735
10,959 CHS Inc 7.875% N/R 281,208
Total Food Products 1,823,498
Insurance - 6.9%
23,700 American Equity Investment Life Holding Co 6.625% BB 548,892
43,600 American Equity Investment Life Holding Co 5.950% BB 982,308
16,280 Aspen Insurance Holdings Ltd 5.625% BB+ 314,204
38,688 Aspen Insurance Holdings Ltd 5.950% BB+ 882,473
12,000 Assurant Inc 5.250% Baa3 225,960
24,100 Athene Holding Ltd 6.375% BBB 600,813
27,700 Athene Holding Ltd 6.350% BBB 659,537
23,000 Enstar Group Ltd 7.000% BBB- 505,540
11,600 Reinsurance Group of America Inc 7.125% BBB+ 293,828
26,902 Reinsurance Group of America Inc 5.750% BBB+ 631,928
9,463 Selective Insurance Group Inc 4.600% BBB- 158,364
Total Insurance 5,803,847
Oil, Gas & Consumable Fuels - 1.9%
5,100 Energy Transfer LP 7.600% BB 117,453
31,634 NuStar Energy LP 10.249% B2 732,644
24,163 NuStar Energy LP 9.126% B2 513,222
10,020 NuStar Logistics LP 10.813% B 249,598
Total Oil, Gas & Consumable Fuels 1,612,917
Thrifts & Mortgage Finance - 0.8%
31,600 New York Community Bancorp Inc 6.375% Ba2 675,924
Trading Companies & Distributors - 0.5%
11,571 Air Lease Corp 6.150% BB+ 248,776
7,500 WESCO International Inc 10.625% B 202,500
Total Trading Companies & Distributors 451,276
Total $25 Par (or similar) Retail Preferred (cost $23,428,757) 21,002,678

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,924,930 CORPORATE BONDS - 2.3% (1.5% of Total Investments)
X 1,924,930
Banks - 1.2%
$ 1,000 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 996,380
Insurance - 1.1%
980 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 928,550
$ 1,980 Total Corporate Bonds (cost $2,131,250) 1,924,930
Total Long-Term Investments (cost $142,342,246) 127,191,480
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.6% (0.4% of Total Investments)
X 533,349 REPURCHASE AGREEMENTS - 0.6% (0.4% of Total Investments)
X 533,349
$ 533 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$533,361, collateralized by $543,700, U.S. Treasury
Bond, 4.250%, due 5/15/39, value $544,019
0.830% 11/01/22 $ 533,349
Total Short-Term Investments (cost $533,349) 533,349
Total Investments (cost $ 142,875,595 ) - 151 .7% 127,724,829
Borrowings - (51.5)% (6) (43,400,000)
Reverse Repurchase Agreements, including accrued interest - (1.2)%(7) (1,000,989)
Other Assets Less Liabilities -  1.0% 874,965
Net Assets Applicable to Common Shares - 100% $ 84,198,805
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 65,005,429 $ – $ 65,005,429
Contingent Capital Securities – 39,258,443 – 39,258,443
$25 Par (or similar) Retail Preferred 17,835,288 3,167,390 – 21,002,678
Corporate Bonds – 1,924,930 – 1,924,930
Short-Term Investments:
Repurchase Agreements – 533,349 – 533,349
Total
$ 17,835,288 $ 109,889,541 $ – $ 127,724,829

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6) Borrowings as a percentage of Total Investments is 34.0%.
(7) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 0.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.